Relationships with Third-Parties - Summary of Transactions with Shareholders (Detail) - Shareholders [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Rent		€ 99	€ 299
Patent costs			93
Other	€ 0	0	0
Total		€ 99	392
Outstanding payables			€ 39